Fair value of financial instruments	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 15: FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair Value of Financial Instruments
     The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
    Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
     Restricted Cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
    Accounts receivable: Carrying amounts are considered to approximate fair value due to the short-term nature of these accounts receivables and no significant changes in interest rates. All amounts that are assumed to be uncollectible are written off and/or reserved.
  Accounts payable: The carrying amount of accounts payable reported in the balance sheet approximates its fair value due to the short-term nature of these accounts payable and no significant changes in interest rates.
  Other long term borrowings: The carrying amount of the floating rate loans approximates its fair value.
   Ship Mortgage Notes: The fair value of the Notes, which has a fixed rate, was determined based on quoted market prices, as indicated in the table below.
     Loans due to related party: The carrying amount of the floating rate loans approximates its fair value.

	December 31, 2011		December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$41,300	$41,300	$61,360	$61,360
Restricted cash	$32,214	$32,214	$33,799	$33,799
Accounts receivable, net	$6,478	$6,478	$4,479	$4,479
Accounts payable	$1,021	$1,021	$3,454	$3,454
Ship mortgage notes and premium	$507,028	$385,088	$400,000	$406,752
Other Long-term debt	$338,383	$338,383	$309,418	$309,418
Loans due to related party	$40,000	$40,000	$12,391	$12,391